Dividend Payable	12 Months Ended
Dec. 31, 2012
Dividend Payable [Abstract]
DIVIDEND PAYABLE
NOTE 12: DIVIDEND PAYABLE

On November 7, 2011, the Board of Directors of Navios Acquisition declared a quarterly cash dividend for the third quarter of 2011 of $0.05 per share of common stock. A dividend in the aggregate amount of $2,421 was paid on January 5, 2012 out of which $2,037 was paid to the stock holders of record as of December 15, 2011 and $384 was paid to the holders of 1,000 shares of the Series C preferred stock (which is Navios Holdings—see related party transactions note 17).
On February 13, 2012, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2011 of $0.05 per common share of common stock. A dividend in the aggregate amount of $2,410 was paid on April 5, 2012 out of which $2,026 was paid to the stock holders of record as of March 22, 2012 and $384 was paid to the holder of 1,000 shares of the Series C preferred stock which is Navios Holdings (see related party transactions note 17).
On May 4, 2012, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2012 of $0.05 per share of common stock. A dividend in the aggregate amount of $2,410 was paid on July 3, 2012 out of which $2,026 was paid to the stock holders of record as of June 20, 2012 and $384 was paid to the holder of 1,000 shares of the Series C preferred stock which is Navios Holdings (see related party transactions note 17).
On August 13, 2012, the Board of Directors declared a quarterly cash dividend in respect of the second quarter of 2012 of $0.05 per share of common stock. A dividend in the aggregate amount of $2,410 was paid on October 3, 2012 out of which $2,026 was paid to the stock holders of record as of September 19, 2012 and $384 was paid to the holder of 1,000 shares of the Series C preferred stock which is Navios Holdings (see related party transactions note 17).

On November 9, 2012, the Board of Directors declared a quarterly cash dividend in respect of the third quarter of 2012 of $0.05 per share of common stock. A dividend in the aggregate amount of $2,410 was paid on January 4, 2013 out of which $2,026 was paid to the stock holders of record as of December 19, 2012 and $384 was paid to the holder of 1,000 shares of the Series C preferred stock which is Navios Holdings (see related party transactions note 17).
As of December 31, 2012, Navios Acquisition paid a dividend of $108 to the holders of the 540 shares of Series B preferred stock.